NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock:

	2021	2020
Numerator:
Net Loss	$(64,851)	$(23,427)

Numerator for Basic and Dilutive EPS—Loss available to common stockholders	$(64,851)	$(23,427)

Denominator:
Common Stock	3,690,523	1,523,096

Denominator for Basic and Dilutive EPS—Weighted-average common stock	3,690,523	1,523,096

Basic and dilutive loss per share	$(17.57)	$(15.38)

Schedule of Anti-dilutive Common Equivalent Shares	Anti-dilutive common equivalent shares were as follows:

	2021	2020
Outstanding options to purchase common stock	7,522,136	1,903,479
Outstanding Legacy Hyperfine convertible preferred stock (Series A through D)	—	31,116,056
Outstanding RSUs	117,516	—
Earn-Out Shares	10,000,000	—

Total anti-dilutive common equivalent shares	17,639,652	33,019,535